Consolidated statement of changes in equity - CAD ($) $ in Millions	Total	Issue of preferred shares and limited recourse capital notes [member]	Common shares [member]	Additional paid-in capital [member]	Retained earnings [member]	Retained earnings [member] Issue of preferred shares and limited recourse capital notes [member]	Retained earnings [member] Common shares [member]	AOCI, net of tax [member]	AOCI, net of tax [member] Net foreign currency translation adjustments [member]	AOCI, net of tax [member] Net gains (losses) on cash flow hedges [member]	AOCI, net of tax [member] Reserve of remeasurements of defined benefit plans [member]	AOCI, net of tax [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member]	AOCI, net of tax [member] Financial assets at fair value through OCI [member]	Non-controlling interests [member]
Balance at beginning of period (Previously stated [member]) at Oct. 31, 2019					$ 20,972
Balance at beginning of period at Oct. 31, 2019		$ 2,825	$ 13,591	$ 125	21,120				$ 993	$ 113	$ (363)	$ 16	$ 45	$ 77	$ 186
Net income attributable to equity shareholders	$ 2,775				2,775
Net income (loss) attributable to non-controlling interests	1														1
Net gains (losses) on equity securities designated at FVOCI													25
Net change in securities measured at FVOCI														232
Net change in foreign currency translation adjustments									264
Net change in cash flow hedges	191									191
Net change in post-employment defined benefit plans	(67)										(67)
Net change attributable to changes in credit risk	(48)											(48)
Dividends and distributions						$ (92)	$ (1,940)								(13)
Premium on purchase of common shares for cancellation					(166)
Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings													(31)
Issue of equity			282
Compensation expense arising from equity-settled share-based awards				11
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI					31
Purchase of common shares for cancellation, Amount			(68)
Exercise of stock options and settlement of other equity-settled share-based awards				(12)
Treasury shares			(5)
Other				(2)	(2)										5
Balance at end of period (Impact of adopting IFRS [member]) at Jul. 31, 2020					148
Balance at end of period at Jul. 31, 2020	40,099	2,825	13,800	122	21,726			$ 1,447	1,257	304	(430)	(32)	39	309	179
Balance at beginning of period at Apr. 30, 2020	42,680	2,825	13,722	119	21,238				1,875	309	(220)	31	12	158	184
Net income attributable to equity shareholders	1,170				1,170
Net income (loss) attributable to non-controlling interests	2														2
Net gains (losses) on equity securities designated at FVOCI													27
Net change in securities measured at FVOCI														151
Net change in foreign currency translation adjustments									(618)
Net change in cash flow hedges	(5)									(5)
Net change in post-employment defined benefit plans	(210)										(210)
Net change attributable to changes in credit risk	(63)											(63)
Dividends and distributions						(31)	(650)								(2)
Issue of equity			81
Compensation expense arising from equity-settled share-based awards				4
Exercise of stock options and settlement of other equity-settled share-based awards				(1)
Treasury shares			(3)
Other					(1)										(5)
Balance at end of period (Impact of adopting IFRS [member]) at Jul. 31, 2020					148
Balance at end of period at Jul. 31, 2020	40,099	2,825	13,800	122	21,726			1,447	1,257	304	(430)	(32)	39	309	179
Balance at beginning of period at Oct. 31, 2020	41,335	3,575	13,908	117	22,119				1,173	274	(283)	(40)	2	309	181
Net income attributable to equity shareholders	4,993				4,993
Net income (loss) attributable to non-controlling interests	13														13
Net gains (losses) on equity securities designated at FVOCI													70
Net change in securities measured at FVOCI														(68)
Net change in foreign currency translation adjustments									(986)
Net change in cash flow hedges	18									18
Net change in post-employment defined benefit plans	663										663
Net change attributable to changes in credit risk	(5)											(5)
Dividends and distributions						(111)	(1,965)								(3)
Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings													(18)
Issue of equity			359
Compensation expense arising from equity-settled share-based awards				17
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI					18
Exercise of stock options and settlement of other equity-settled share-based awards				(29)
Treasury shares			(15)
Other				12	1										(14)
Balance at end of period at Jul. 31, 2021	44,285	3,575	14,252	117	25,055			1,109	187	292	380	(45)	54	241	177
Balance at beginning of period at Jan. 31, 2021		3,575	13,991	119	23,060				554	250	(84)	(75)	23	339	177
Net income attributable to equity shareholders	1,647				1,647
Net income (loss) attributable to non-controlling interests	4														4
Net gains (losses) on equity securities designated at FVOCI													21
Net change in securities measured at FVOCI														(88)
Net change in foreign currency translation adjustments									(595)
Net change in cash flow hedges	(8)									(8)
Net change in post-employment defined benefit plans	327										327
Net change attributable to changes in credit risk	20											20
Dividends and distributions						(51)	(655)								(2)
Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings													(1)
Issue of equity			136
Compensation expense arising from equity-settled share-based awards				8
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI					1
Exercise of stock options and settlement of other equity-settled share-based awards				(18)
Treasury shares			3
Other				10	1										(9)
Balance at end of period at Apr. 30, 2021		3,575	14,130	119	24,003			683	(41)	242	243	(55)	43	251	170
Net income attributable to equity shareholders	1,725				1,725
Net income (loss) attributable to non-controlling interests	5														5
Net gains (losses) on equity securities designated at FVOCI													25
Net change in securities measured at FVOCI														(10)
Net change in foreign currency translation adjustments									228
Net change in cash flow hedges	50									50
Net change in post-employment defined benefit plans	137										137
Net change attributable to changes in credit risk	10											10
Dividends and distributions						$ (30)	$ (657)								(1)
Realized gains (losses) on equity securities designated at FVOCI reclassified to retained earnings													(14)
Issue of equity			124
Compensation expense arising from equity-settled share-based awards				3
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI					14
Exercise of stock options and settlement of other equity-settled share-based awards				(6)
Treasury shares			(2)
Other				1											3
Balance at end of period at Jul. 31, 2021	$ 44,285	$ 3,575	$ 14,252	$ 117	$ 25,055			$ 1,109	$ 187	$ 292	$ 380	$ (45)	$ 54	$ 241	$ 177